Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies
Number of operating segments | segment	2
Allowance for doubtful accounts	$ 0
Impairment of long-lived assets	0	$ 0
Adjustment to estimated accrued clinical trial expenses	$ 1,400,000
Option vesting rights	25%
Requisite period (in years)	3 years
Expiration period	10 years
Dividend yield	0.00%	0.00%
Expected life	4 years	4 years
Volatility rate minimum	108.00%	94.00%
Volatility rate maximum	130.00%	110.00%
Risk free interest rate, minimum	4.16%	3.48%
Risk free interest rate, maximum	4.76%	4.35%
Foreign currency transaction gain (loss)	$ 1,591	$ 1,483
Income tax benefit	(409,114)	(1,767,803)
Net operating loss carryforwards sold	409,114
Interest and penalties	$ 0	$ 0
Termination benefits
Summary of Significant Accounting Policies
Expiration period	3 months
Directors
Summary of Significant Accounting Policies
Requisite period (in years)	1 year